Term Loans (Tables)	12 Months Ended
Feb. 28, 2023
Disclosure Of Term Loans Abstract
Schedule of financial liabilities
					As of February 28
Figures in Rand thousands	Notes	Currency	Interest rate	Maturity	2023	2022

Non-current liabilities
Interest-bearing loans[1]		ZAR	JIBAR + 2.05%	February 2024	-	20,003
Interest-bearing loans		ZAR	7.25%	February 2025	504	-
Interest-bearing loans		EUR	EURIBOR + 3%	December 2023	243	5,024
Mortgaged bonds	28	ZAR	Prime rate + 1.15%	December 2025	37,557	46,167
					38,304	71,194

Current liabilities
Interest-bearing loans		EUR	EURIBOR + 3%	December 2023	5,497	5,235
Mortgaged bonds	28	ZAR	Prime rate +1.15%	December 2025	16,146	12,921
					21,643	18,156
Total term loans					59,947	89,350
[1]	The ZAR interest-bearing loans were fully repaid on December 8, 2022.

Schedule of reconciliation of movement of liabilities to cash flows arising from financing activities
Figures in Rand thousands	Loans from related parties	Other loans and borrowings	Lease liabilities	Total

Balance at March 1, 2022	2,134	89,350	112,078	203,562
Changes from financing cash flows	(1,625)	(30,532)	(56,617)	(88,774)
Proceeds from borrowings	315	502	–	817
Repayment of related parties loans	(1,940)	–	–	(1,940)
Repayment of term loans	–	(31,034)	–	(31,034)
Payment of lease liabilities	–	–	(56,617)	(56,617)
The effect of changes in foreign exchange rates	98	1,129	5,694	6,921

Other changes	–	–	59,572	59,572
Interest paid	–	(797)	(8,199)	(8,996)
New leases	–	–	59,572	59,572
Interest expense	–	797	8,199	8,996
Balance at February 28, 2023	607	59,947	120,727	181,281

Balance at March 1, 2021	891,977	15,930	98,684	1,006,591
Changes from financing cash flows	(845,003)	8,292	(47,201)	(883,912)
Proceeds from borrowings	–	110,000	–	110,000
Repayment of related parties loans	(845,003)	–	–	(845,003)
Repayment of term loans	–	(101,708)	–	(101,708)
Payment of lease liabilities	–	–	(47,201)	(47,201)
Acquisition of a subsidiary	–	66,047	–	66,047
The effect of changes in foreign exchange rates	(43,110)	(919)	(2,609)	(46,638)

Other changes	(1,730)	–	63,204	61,474
Interest paid	(1,730)	(4,317)	(6,249)	(12,296)
New leases	–	–	63,204	63,204
Interest expense	–	4,317	6,249	10,566
Balance at February 28, 2022	2,134	89,350	112,078	203,562